LONG-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-term deposit

	As of December 31,
	2024	2025	2025
Deposits	JPY	JPY	US$
Security deposits	142,725,261	143,010,477	912,057
Guarantee deposits	7,682,015	7,206,315	45,958
	150,407,276	150,216,792	958,015